Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

12.   SUPPLEMENTARY FINANCIAL INFORMATION

Other Income and (Deductions)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017

Professional fees	$-	$(4)	(4)	(12)
Sempra Acquisition related costs	-	-	(16)	-
Recoverable Pension and OPEB - non-service costs (a)	(13)	(8)	(40)	(23)
Non-recoverable pension and OPEB (Note 10)	(1)	(1)	(4)	(4)
Other, including interest income	1	-	1	4
Total other income and (deductions) - net	$(13)	$(13)	$(63)	$(35)

____________

(a)	The prior periods have been adjusted to present non-service costs as a non-operating cost pursuant to ASU 2017-07. See Note 1 for additional information.

Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017

Interest	$90	$89	$268	$263
Amortization of debt issuance costs and discounts	2	1	5	2
Less allowance for funds used during construction – capitalized interest portion	(3)	(3)	(9)	(8)
Total interest expense and related charges	$89	$87	$264	$257

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2018	2017

Gross trade accounts and other receivables	$691	$638
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable – net	$688	$635

At September 30, 2018, REP subsidiaries of our two largest counterparties represented approximately 16% and 13% of the trade accounts receivable balance and at December 31, 2017, represented approximately 12% and 10% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by nonaffiliated REPs are recoverable as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2018	2017

Assets related to employee benefit plans, including employee savings programs	$111	$111
Land and other investments	10	2
Total investments and other property	$121	$113

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2018	2017

Total assets in service	$22,593	$21,717
Less accumulated depreciation and amortization	7,497	7,255
Net of accumulated depreciation and amortization	15,096	14,462
Construction work in progress	671	402
Held for future use	15	15
Property, plant and equipment – net	$15,782	$14,879

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At September 30, 2018			At December 31, 2017
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization:
Land easements	$456	$99	$357	$453	$96	$357
Capitalized software	757	375	382	679	339	340
Total	$1,213	$474	$739	$1,132	$435	$697

Aggregate amortization expense for intangible assets totaled $13 million and $15 million for the three months ended September 30, 2018 and 2017, respectively, and $39 million and $44 million for the nine months ended September 30, 2018 and 2017, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2018	$50
2019	47
2020	45
2021	45
2022	45

At both September 30, 2018 and December 31, 2017, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.

Employee Benefit Obligations and Other

Employee benefit obligations and other reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2018	2017

Retirement plans and other employee benefits	$1,973	$2,035
Investment tax credits	8	10
Other	65	57
Total employee benefit obligations and other	$2,046	$2,102

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2018	2017

Cash payments (receipts) related to:
Interest	$243	$256
Less capitalized interest	(9)	(8)
Interest payments (net of amounts capitalized)	$234	$248
Amount in lieu of income taxes (a):
Federal	$28	$(114)
State	21	20
Total payments (receipts) in lieu of income taxes	$49	$(94)

Noncash construction expenditures (b)	$136	$103

____________

(a)	See Note 11 for income tax related detail.
(b)	Represents end-of-period accruals.

13.   SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

Through December 29, 2016, we were the primary beneficiary and consolidated a former wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that was pledged as collateral to secure the bonds.  We acted as the servicer for this entity to collect transition charges authorized by the PUCT.  These funds were remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.  Bondco was dissolved effective December 29, 2016.

Bondco had issued an aggregate $1.3 billion principal amount of transition bonds during 2003 and 2004.  The 2003 Series transition bonds matured and were paid in full in 2015 and the 2004 Series transition bonds matured and were paid in full in May 2016.  We did not provide any financial support to Bondco during the year ended December 31, 2016.

Major Customers

Revenues from subsidiaries of Vistra (formerly subsidiaries of TCEH) represented 22%,  23% and 25% of our total operating revenues for the years ended December 31, 2017, 2016 and 2015, respectively.  Revenues from REP subsidiaries of another nonaffiliated entity, collectively represented 18%,  17% and 17% of total operating revenues for the years ended December 31, 2017, 2016 and 2015, respectively.  No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions
	Year Ended December 31,
	2017	2016	2015

Accretion of fair value adjustment (discount) to regulatory assets due to acquisition accounting	$-	$1	$5
Professional fees	(15)	(15)	(19)
Non-recoverable pension and OPEB (Note 9)	(5)	(2)	(9)
Interest income	6	2	-
Other	(1)	(1)	1
Total other income and (deductions) - net	$(15)	$(15)	$(22)

Interest Expense and Related Charges

	Year Ended December 31,
	2017	2016	2015

Interest	$351	$341	$335
Amortization of debt issuance costs and discounts	3	3	3
Less allowance for funds used during construction – capitalized interest portion	(12)	(8)	(5)
Total interest expense and related charges	$342	$336	$333

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2017	2016

Gross trade accounts and other receivables	$638	$548
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable – net	$635	$545

At December 31, 2017, REP subsidiaries of two of our largest counterparties collectively represented approximately 12% and 10% of the trade accounts receivable balance and at December 31, 2016, represented approximately 15% and 12% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by nonaffiliated REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2017	2016

Assets related to employee benefit plans, including employee savings programs	$111	$98
Land	2	2
Total investments and other property	$113	$100

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2017 and 2016, the face amount of these policies totaled $162 million and $153 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $84 million and $76 million for the years ended December 31, 2017 and 2016, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2017	2017	2016
Assets in service:
Distribution	2.9% / 34.3 years	$12,467	$11,369
Transmission	2.9% / 34.7 years	7,870	7,734
Other assets	7.1% / 14.1 years	1,380	1,131
Total		21,717	20,234
Less accumulated depreciation		7,255	6,836
Net of accumulated depreciation		14,462	13,398
Construction work in progress		402	416
Held for future use		15	15
Property, plant and equipment – net		$14,879	$13,829

Depreciation expense as a percent of average depreciable property approximated 3.4%,  3.5% and 3.6% for the years ended December 31, 2017, 2016 and 2015, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2017			At December 31, 2016
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$453	$96	$357	$491	$94	$397
Capitalized software	679	339	340	470	326	144
Total	$1,132	$435	$697	$961	$420	$541

Aggregate amortization expense for intangible assets totaled $57 million, $61 million and $64 million for the years ended December 31, 2017, 2016 and 2015, respectively.  At December 31, 2017, the weighted average remaining useful lives of capitalized land easements and software were 82 years and 8 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2018	$47
2019	44
2020	43
2021	43
2022	43

At both December 31, 2017 and 2016, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Employee Benefit Obligations and Other

Employee benefit obligations and other reported on our balance sheet consisted of the following:

	At December 31,
	2017	2016

Retirement plans and other employee benefits	$2,035	$2,092
Uncertain tax positions (including accrued interest)	-	3
Investment tax credits	10	12
Other	57	61
Total employee benefit obligations and other	$2,102	$2,168

Supplemental Cash Flow Information

	Year Ended December 31,
	2017	2016	2015
Cash payments related to:

Interest	$345	$336	$346
Less capitalized interest	(12)	(8)	(5)
Interest payments (net of amounts capitalized)	$333	$328	$341

Amount in lieu of income taxes:
Federal	$(114)	$-	$135
State	20	20	43
Total payments (refunds) in lieu of income taxes	$(94)	$20	$178

Noncash Sharyland Asset Exchange costs	$383	$-	$-
Noncash construction expenditures (a)	$129	$122	$56

______________

(a)Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2017 and 2016 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$935	$964	$1,068	$991
Operating income	160	197	247	184
Net income	73	112	157	77

2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$943	$948	$1,071	$958
Operating income	169	196	250	162
Net income	81	110	163	77